Commitments and Contingencies (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Future minimum rent expense
2012	$ 1,336
2013	1,495
2014	1,741
2015	1,789
2016	1,839
Thereafter	8,049
Total	$ 16,249